UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Sentry Select Capital Corp.

Address:   Commerce Court West
           199 Bay Street, Suite 4100
           PO Box 108
           Toronto, Ontario  M5L 1E2
           Canada


Form 13F File Number: 028-14712


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   James A. McIntyre
Title:  President
Phone:  416.861.8729

Signature,  Place,  and  Date  of  Signing:

/s/ James A. McIntyre              Toronto, Ontario, Canada           2/13/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              58

Form 13F Information Table Value Total:  $      567,127
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-14713             Sentry Investments Inc. (formerly, Sentry Select
                            Capital Inc.)
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- ----------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
ALBEMARLE CORP                COM            012653101    1,601    28,700 SH       DEFINED                X      0    0
ANNALY CAP MGMT INC           COM            035710409      627    35,000 SH       DEFINED                X      0    0
APPLE INC                     COM            037833100    1,935     6,000 SH       DEFINED                X      0    0
BANK OF AMERICA CORP          COM            060505104      454    34,000 SH       DEFINED                X      0    0
CISCO SYSTEMS INC             COM            17275R102      890    44,000 SH       DEFINED                X      0    0
CITIGROUP INC                 COM            172967101      927   196,000 SH       DEFINED                X      0    0
COSTAMARE INC                 COM            Y1771G102    2,227   154,000 SH       DEFINED                X      0    0
ENTROPIC COMMUNICATIONS INC   COM            29384R105      906    75,000 SH       DEFINED                X      0    0
FIRSTSERVICE CORP             SDCV 6.5%      33761NAA7      249   200,000 PRN      DEFINED                X      0    0
HANES BRANDS INC              COM            410345102    1,471    57,900 SH       DEFINED                X      0    0
HEWLETT PACKARD CO            COM            428236103    1,360    32,300 SH       DEFINED                X      0    0
HUNTINGTON BANKSHARES INC     COM            446150104      687   100,000 SH       DEFINED                X      0    0
ISHARES TR INDEX              RUSSELL1000GR  464287614      344     6,000 SH       DEFINED                X      0    0
MARSHALL & ILSLEY CORP        COM            571837103    2,477   357,900 SH       DEFINED                X      0    0
NABORS INDUSTRIES LTD         COM            G6359F103    1,370    58,400 SH       DEFINED                X      0    0
POTASH CORP                   COM            73755L107    1,548    10,000 SH       DEFINED                X      0    0
PROCTOR & GAMBLE CO           COM            742718109    1,615    25,100 SH       DEFINED                X      0    0
SIEMENS A G                   SPONS ADR      826197501    2,013    16,200 SH       DEFINED                X      0    0
ALBEMARLE CORP                COM            012653101    3,458    62,000 SH       DEFINED    1           X      0    0
ALLIED NEVADA GOLD CORP       COM            019344100  158,192 6,003,500 SH       DEFINED    1           X      0    0
AMERICAN CAPITAL AGENCY CORP  COM            02503X105   16,473   573,186 SH       DEFINED    1           X      0    0
ANNALY CAPITAL MGMT INC       COM            035710409   19,802 1,105,000 SH       DEFINED    1           X      0    0
APPLE INC                     COM            037833100   12,902    40,000 SH       DEFINED    1           X      0    0
AUTOMATIC DATA PROCESSING INC COM            053015103   18,456   398,800 SH       DEFINED    1           X      0    0
BECTON DICKINSON & CO         COM            075887109   30,385   359,500 SH       DEFINED    1           X      0    0
BOSTON PROPERTIES INC         COM            101121101   14,293   166,000 SH       DEFINED    1           X      0    0
CMS ENERGY CORP               COM            125896100      949    51,000 SH       DEFINED    1           X      0    0
CENTURYLINK INC               COM            156700106    1,023    22,150 SH       DEFINED    1           X      0    0
CISCO SYSTEMS                 COM            17275R102    8,416   416,000 SH       DEFINED    1           X      0    0
CITIGROUP INC                 COM            172967101    3,803   804,000 SH       DEFINED    1           X      0    0
COOPER TIRE & RUBBER CO       COM            216831107      778    33,000 SH       DEFINED    1           X      0    0
DOMTAR CORP                   COM            257559203    4,988    65,900 SH       DEFINED    1           X      0    0
ENTROPIC COMMUNICATIONS INC   COM            29384R105    3,624   300,000 SH       DEFINED    1           X      0    0
GENERAL GROWTH PPTYS INC      COM            370023103   15,480 1,000,000 SH       DEFINED    1           X      0    0
GOLDEN MINERALS CO            COM            381119106   18,143   684,650 SH       DEFINED    1           X      0    0
GRAN TIERRA ENERGY INC        COM            38500T101   10,550 1,304,100 SH       DEFINED    1           X      0    0
HEWLETT PACKARD CO            COM            428236103    7,999   190,000 SH       DEFINED    1           X      0    0
HUNTINGTON BANCSHARES INC     COM            446150104    3,435   500,000 SH       DEFINED    1           X      0    0
INTEL CORP                    COM            458140100   35,328 1,679,900 SH       DEFINED    1           X      0    0
MARSHAL & ILSLEY CORP         COM            571837103    9,448 1,365,300 SH       DEFINED    1           X      0    0
MATTEL INC                    COM            577081102    3,153   124,000 SH       DEFINED    1           X      0    0
MCCORMICK & CO INC            COM            579780206    2,201    47,300 SH       DEFINED    1           X      0    0
MCGRAW HILL COS INC           COM            580645109   29,794   818,300 SH       DEFINED    1           X      0    0
MCKESSON CORP                 COM            58155Q103    4,181    59,400 SH       DEFINED    1           X      0    0
MICROSOFT CORP                COM            594918104   11,323   405,700 SH       DEFINED    1           X      0    0
NORFOLK SOUTHERN CORP         COM            655844108    1,577    25,100 SH       DEFINED    1           X      0    0
NORTHEAST UTILS               COM            664397106      953    29,900 SH       DEFINED    1           X      0    0
PG & E CORP                   COM            69331C108      933    19,500 SH       DEFINED    1           X      0    0
PROCTOR & GAMBLE CORP         COM            742718109    1,878    29,200 SH       DEFINED    1           X      0    0
REPUBLIC SVCS INC             COM            760759100   70,354 2,356,138 SH       DEFINED    1           X      0    0
SCHOLASTIC CORP               COM            807066105      493    16,700 SH       DEFINED    1           X      0    0
SOUTHWESTERN ENERGY CO        COM            845467109    1,235    33,000 SH       DEFINED    1           X      0    0
UGI CORP                      COM            902681105      935    29,600 SH       DEFINED    1           X      0    0
V F CORP                      COM            918204108      689     8,000 SH       DEFINED    1           X      0    0
WAL MART STORES INC           COM            931142103   13,809   256,050 SH       DEFINED    1           X      0    0
WISCONSIN ENERGY CORP         COM            976657106    1,048    17,800 SH       DEFINED    1           X      0    0
XCEL ENERGY INC               COM            98389B100      871    37,000 SH       DEFINED    1           X      0    0
ZIMMER HLDGS INC              COM            98956102     1,074    20,000 SH       DEFINED    1           X      0    0


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